DISTRIBUTION AGREEMENTS	6 Months Ended
Jun. 30, 2013
DISTRIBUTION AGREEMENTS [Abstract]
DISTRIBUTION AGREEMENTS
NOTE 6 - DISTRIBUTION AGREEMENTS

Distribution agreements are presented below (in thousands):

	June 30, 2013	December 31, 2012

Better World Products-related party	$2,160	$2,160
Jonway Products	14,400	14,400
	16,560	16,560
Less amortization	(6,001)	(5,281)
	$10,559	$11,279

Amortization expense related to these distribution agreements for the three months ended June 30, 2013 and 2012 were $360,000 and $560,000, respectively.  Amortization expense related to these distribution agreements for the six months ended June 30, 2013 and 2012 were $720,000 and $1.1 million, respectively.  Amortization is based over the term of the agreements. The estimated future amortization expense, as follows (in thousands):

Year ended December 31,
2013	$720
2014	1,440
2015	1,440
2016	1,440
2017	1,440
Thereafter	4,079
Total	$10,559

Distribution Agreement with Better World, Ltd

On January 15, 2010, ZAP entered into a Stock Purchase Agreement with a related party, Better World, Ltd., a British Virgin Islands company, whereby the Company issued 6 million shares of its common stock valued at $2.16 million in exchange for an agreement on terms relating to rights to the distribution of Better World products, such as charging stations for electric vehicles both in the U.S. and internationally. Priscilla Lu, Chairman of the Board of Directors of ZAP, is also General Partner of Better World, Ltd.

Distribution Agreement with Goldenstone Worldwide Limited for Jonway Products

On October 10, 2010, ZAP entered into an International Distribution with Goldenstone Worldwide Limited as the distributor of Jonway products such as gas SUV's and gas and electric motor scooters, both in the U. S. and internationally. In connection with the distribution agreement the Company also issued 30 million shares of ZAP common stock valued at $14.4 million. The Jonway Group had previously granted exclusive worldwide distribution of Jonway products to Goldenstone Worldwide Limited. ZAP acquired a 51% equity interest in Jonway Auto but this equity interest did not include the worldwide distribution rights for Jonway Products. Therefore it was necessary for ZAP to acquire distribution rights for Jonway Products.